12. GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill Abstract
12. GOODWILL

As of December 31, 2018 and 2017, the value of the acquired goodwill is as follows:

Detail	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Goodwill Fetzer	27,781,488	24,581,761
Goodwill Southern Brewing Company	6,363,883	6,440,058
Goodwill Excelsior Wine Company	34,883,190	—
Total	69,028,561	31,021,819

Acquisition of Fetzer Vineyards, Inc.

On April 15, 2011 Concha y Toro S.A. through its subsidiary VCT USA, Inc. acquired 100% of ownership of Fetzer Vineyards, Inc., a winery located in California USA.

This acquisition was in line with the Company’s business strategy and we believe it was a very important event in the Company’s history. It is expected that this operation helps the Group to increase its global sales, as Fetzer is one of the 10 most important brands of USA in terms of sales volume.

During the year 2018, Fetzer Vineyards, Inc., contributed to the Company’s consolidated profit or loss with revenue of ThCh$82,536,051 and a net profit of ThCh$6,262,535.

The value of goodwill related to the acquisition of Fetzer is as follows:

Detail	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Goodwill Fetzer (at historical cost)	20,549,442	20,549,442
Foreign currency translation differences	7,232,046	4,032,319
Total	27,781,488	24,581,761

The total consideration valued as of April 15, 2011, for 100% of the shares of Fetzer Vineyards, amounted to ThCh$110,131,729 (USD 233,053,431) and the fair value of its net identifiable assets when purchased amounted to ThCh$ 89,582,287, resulting in this acquisition an historical goodwill of ThCh$ 20,549,442.

Goodwill was mainly attributable to the skills and technical abilities of the workforce at Fetzer Vineyards, Inc., and to the synergies expected to be achieved beginning on the integration of this Company with the business of Concha y Toro Group.

Capital increase in Southern Brewing Company S.A.

In May, 2011, the Company acquired 40% of Southern Brewing Company S.A. On April 15, 2013 a capital contribution was conducted which increased the Company´s direct ownership to 49%.

On November 2, 2017, Viña Concha y Toro acquired an additional 28% of the ownership in Southern Brewing Company S.A.. After this transaction, the Company achieved the ownership of 77% of the shares in the mentioned company, in order to actively participate in the premium local beer segment.

During the year 2018, Southern Brewing Company S.A. contributed to the Company’s consolidated profit or loss with revenue of ThCh$2,501,761 and net profit of ThCh$624,099.

The fair value of net identifiable assets at the time of purchase was the amount of ThCh$6,412,470, generating a goodwill form the acquisition of ThCh$6,363,883.

Goodwill is mainly attributable to the unique skills and talent of Southern Brewing Company S.A.’s workforce and the synergies we expect to achieve by integrating the Company with the Concha y Toro Group.

Business combination performed by stages

In a business combination performed by stages, the acquirer remeasured its previous ownership in the acquiree’s equity at fair value at the date of acquisition and recognized the resulting gain or loss in the consolidated income for the year 2017.

Remeasurement ownership prior to acquisition date	ThCh$
Fair value Southern Brewing Company S.A.	10,942,580
Prior ownership	49.00%
(=) Prior ownership value	5,361,864
(-) Prior ownership carrying amount	(2,876,856)
(=) Profit	2,485,008

This gain was recognized in the statement of income under “Other income”.

Application of the fair value

In accordance with in IFRS 3 Business Combinations, the premise of the value used in the application of the accounting standard for the acquisition is its fair value. The fair value is defined as: “Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction on the measurement date”. In order to apply this premise correctly, it has also been considered the intention of the acquirer of whether the assets acquired will be held or disposed of. Consequently, the consideration of the facts and circumstances of the operation is necessary to be able to properly identify and/or classify the assets at a value under the fair value premise. Note that the identification of intangible assets in each individual business combination is based on the facts and circumstances prevailing at the acquisition date.

Costs related to the acquisition

Viña Concha y Toro made no significant disbursements related to the acquisition, because it was managed with the internal structure of the company.

Identifiable assets acquired and liabilities assumed

The following table summarizes the amounts recognized of the acquired assets and liabilities assumed at the acquisition date:

Detail	As of November 2, 2017 ThCh$
Cash and cash equivalents	22,442
Other non-financial assets, current	43,828
Trade and other receivables, current	851,880
Trade receivables due from related parties, current	8,046
Inventories, current	702,237
Current tax assets	101,479
Equity-accounted investees	601,270
Intangible assets other than goodwill	3,518,098
Property, plant and equipment	5,500,578
Deferred tax assets	224,618
Other financial liabilities, current	(1,439,050)
Trade and other payables, current	(515,486)
Other short-term provisions	(232,668)
Current tax liabilities	(151,414)
Provision for employee benefits	(47,492)
Other non-current financial liabilities	(1,762,159)
Deferred tax liabilities	(1,371,908)
Total	6,054,299

Capital increase in Excelsior

In July 2011, 50% of interest in the company Excelsior Wine Company, LLC (Excelsior) was acquired.

In July 2, 2018, Fetzer Vineyards acquired an additional 50% of the interest in Excelsior, reaching 100% of interest in such company, in order to obtain the exclusive distribution of the Group’s production in the US.

From the date of acquisition up to December 31, Excelsior contributed to the Company’s consolidated profit or loss with revenue of ThCh$20,643,300 and net profit of ThCh$349,570.

The value of goodwill acquired by Excelsior is as follows:

Detail	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Goodwill Excelsior (at historical cost)	33,158,535	—
Foreign currency translation differences	1,724,655	—
Total	34,883,190	—

The fair value of net identifiable assets at the moment of acquisition was ThCh$3,250,674, thus generating a goodwill of ThCh$33,158,535 in this acquisition.

The goodwill is attributable mainly to the skills and technical talent of Excelsior’s work force and the synergies expected to be achieved from integrating the company into the Concha y Toro Group business.

Business combination performed by stages

In a business combination performed by stages, the acquirer remeasured its previous ownership in the acquiree’s equity at fair value at the date of acquisition and recognized the resulting gain or loss in the consolidated income for the year 2018.

Remeasurement ownership prior to acquisition date	ThCh$	ThCh$
Fair value Excelsior	30,400,000	19,815,024
Prior ownership	50.00%	50.00%
(=) Prior ownership value	15,200,000	9,907,512
(-) Prior ownership carrying amount	(3,358,138)	(2,188,868)
(=) Profit	11,841,862	7,718,644

This gain was recognized in the statement of income, under Other income

Application of the fair value

In accordance with in IFRS 3 Business Combinations, the premise of the value used in the application of the accounting standard for the acquisition is its fair value. The fair value is defined as: “Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction on the measurement date.” In order to apply this premise correctly, it has also been considered the intention of the acquirer of whether the assets acquired will be held or disposed of. Consequently, the consideration of the facts and circumstances of the operation is necessary to be able to properly identify and/or classify the assets at a value under the fair value premise. Note that the identification of intangible assets in each individual business combination is based on the facts and circumstances prevailing at the acquisition date.

Costs related to the acquisition

The amount of costs related to the acquisition is ThCh$1,500,622.

Identifiable assets acquired and liabilities assumed

The following table summarizes the amounts recognized of the acquired assets and liabilities assumed at the acquisition date:

Detail	As of July 2, 2018 ThCh$
Cash and cash equivalents	3,819,393
Other non-financial assets, current	506,697
Trade and other receivables, current	6,526,862
Inventories, current	4,401,528
Trade and other payables, current	(5,621,676)
Trade payables due to related parties, current	(1,907,897)
Other short-term provisions	(4,474,233)
Total	3,250,674

The Company performed the accounting recognition of the acquisition with the information available to date, and has determined the allocation to fair value. Currently, it continues assessing the existence of additional information related to current events or circumstances at the date of acquisition that may generate changes in the identification and measurement of assets and liabilities. In accordance with IFRS 3, this process will be completed during the period, not exceeding 1 year from the date of acquisition.

If the new information obtained within a year from the date of acquisition on the facts and circumstances existing at such date, identifies adjustments to the prior amounts, or any additional disposition existing at the date of acquisition, then the acquisition accounting records will be reviewed.